CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Shares	Contributed Surplus	Deficit	AOCL	Non-Controlling Interest	Total
Balance at Feb. 28, 2014	$ 198,593	$ 7,118	$ (154,505)	$ (9,682)	$ (81)	$ 41,443
Balance, shares at Feb. 28, 2014	2,320,349
Stock-based compensation		1,270				1,270
Public offering	$ 21,631					21,631
Exercise of warrants	$ 664					664
Exercise of warrants, shares	52,042
Share issuance	$ 64		104	64		232
Share issuance (in shares)	2,141
Other comprehensive loss					164	164
Net (Loss) / income			(21,520)		884	(20,636)
Balance at Feb. 28, 2015	$ 220,952	8,388	(175,921)	(9,618)	967	44,768
Balance, shares at Feb. 28, 2015	3,011,632
Public offering (in shares)	637,100
Stock-based compensation		988				988
Share issuance	$ 43	(8)				35
Share issuance (in shares)	6,037
Exercise of restricted share units	$ 133	(133)
Exercise of restricted share units (in shares)	2,400
Net (Loss) / income			(42,304)		740	(41,564)
Balance at Feb. 29, 2016	$ 221,128	$ 9,235	$ (218,225)	$ (9,618)	$ 1,707	$ 4,227
Balance, shares at Feb. 29, 2016	3,020,069